Bank Loans - Schedule of Bank Loans from Commercial Banks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	$ 55,791	$ 36,130	$ 47,655	$ 45,956
Less: Short-term bank loans	(39,401)	(36,130)
Long-term bank loans	16,390
Bank of China Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	11,129	11,295
China Merchant Bank Fuzhou Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	10,340	10,589
Xiamen International Bank Co., Ltd. Fuzhou Branch[Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	6,956	7,059
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	1,113	1,412
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	1,391
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	2,087	2,118
Industrial Bank Fuzhou Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	4,994	2,245
Haixia Bank of Fujian Fuzhou Minjiang Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	1,391	1,412
Bank of China Ningde Branch [Member]
Schedule of Bank Loans From Commercial Banks [Line Items]
Bank loans	$ 16,390